SCHEDULE OF DEFERRED TAX ASSET (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Deferred Tax Asset	$ 2,590,758	$ 2,556,982
Valuation Allowance	(2,590,758)	(2,556,982)	$ (2,640,529)
Deferred Tax Asset (Net)
Deferred Tax Asset		$ 2,556,982	$ 2,640,529